Loans, financing and debentures (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Breakdown of debt	R$ 514,113	R$ 285,853
Fixed rate
Statement Line Items [Line Items]
Breakdown of debt	247,597	120,731
CDI [member]
Statement Line Items [Line Items]
Breakdown of debt	266,516	152,889
TJLP [member]
Statement Line Items [Line Items]
Breakdown of debt		R$ 12,233